Stock Options (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Number of Shares
Granted		6,994,740	2,430,000
Exercisable at End of Year	9,044,740
Stock Option [Member]
Number of Shares
Outstanding, Beginning	6,235,159	6,692,310	6,542,310
Granted		1,035,159	150,000
Canceled or expired		(1,492,310)
Outstanding, Ending	6,235,159	6,235,159	6,692,310
Exercisable at End of Year	6,235,159
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.16	$ 0.16	$ 0.17
Granted		0.10	0.10
Canceled or expired		0.14
Outstanding, Ending	0.16	0.16	$ 0.16
Exercisable at End of Year	$ 0.16